Investments in Associates and Joint Ventures - Summary of Balance Sheet Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [line items]
Non-current assets	£ 41,139	£ 40,474
Current assets	16,927	15,907
Current liabilities	(22,491)	(26,569)
Non-current liabilities	(31,903)	(26,323)
Net assets/(liabilities)	3,672	3,489	£ 3,474
Goodwill	5,789	5,734		£ 5,965
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Non-current assets	275	124
Current assets	157	148
Current liabilities	(4)	(26)
Non-current liabilities	(302)	(426)
Net assets/(liabilities)	126	(180)
Interest in associated undertaking	40	(57)
Goodwill	91	86
Fair value and other adjustments	58	118
Carrying value at 31 December	£ 189	£ 147